Note 19 - Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
19.  PARENT COMPANY

Following are condensed financial statements for the Company.

CONDENSED BALANCE SHEET

(Dollar amounts in thousands)	December 31,
	2012	2011
ASSETS
Cash and due from banks	$1,740	$710
Investment securities available for sale	751	751
Investment in non-bank subsidiary	2,664	2,944
Investment in subsidiary banks	62,002	55,256
Other assets	1,453	1,638

TOTAL ASSETS	$68,610	$61,299

LIABILITIES
Trust preferred securities	$8,248	$8,248
Short-term borrowings	4,896	5,700
Other liabilities	29	98
TOTAL LIABILITIES	13,173	14,046

STOCKHOLDERS' EQUITY	55,437	47,253

TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$68,610	$61,299

	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

INCOME
Dividends from subsidiary bank	$2,327	$2,403	$2,061
Interest income	-	-	3
Other	8	(177)	17
Total income	2,335	2,226	2,081

EXPENSES
Interest expense	417	772	773
Other	594	370	270
Total expenses	1,011	1,142	1,043

Income before income tax benefit	1,324	1,084	1,038

Income tax benefit	(342)	(449)	(348)

Income before equity in undistributed net income of subsidiaries	1,666	1,533	1,386

Equity in undistributed net income of subsidiaries	4,615	2,597	1,131

NET INCOME	$6,281	$4,130	$2,517

Comprehensive Income	$7,131	$8,184	$2,442

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(Dollar amounts in thousands)	2012	2011	2010

OPERATING ACTIVITIES
Net income	$6,281	$4,130	$2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of Middlefield Banking Company	(4,655)	(3,422)	(2,582)
Equity in undistributed net income of Emerald Bank	(240)	384	292
Equity in undistributed net income of EMORECO	280	441	1,159
Stock-based compensation expense	32	59	-
Investment securities losses, net	-	179	-
Other	(885)	(806)	(602)
Net cash provided by operating activities	813	965	784

INVESTING ACTIVITIES
Investment in subsidiary bank	-	(1,500)	(500)

Net cash used for investing activities	-	(1,500)	(500)

FINANCING ACTIVITIES
Net decrease in short-term borrowings	(804)	-	-
Common stock issued	2,329	2,210	-
Proceeds from dividend reinvestment plan	694	542	510
Cash dividends	(2,002)	(1,764)	(1,637)
Net cash provided by (used for) financing activities	217	988	(1,127)

Increase (decrease) in cash	1,030	453	(843)

CASH AT BEGINNING OF YEAR	710	257	1,100

CASH AT END OF YEAR	$1,740	$710	$257